Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Anime Business
Acquisitions
Schedule of consideration of acquisitions

	Amount	Amortization Period
	RMB in thousands

Net assets acquired	189,763
Intangible assets
—Brand	85,000	8 years
—Vendor relationship	75,000	10 years
—Non-compete clause	54,000	6 years
Goodwill	283,402

Total	687,165

Total purchase price comprised of:

Amount
RMB in thousands
Cash consideration	369,124
Share consideration	243,203
Fair value of previously held equity interests	74,838

Total	687,165

Comics Business
Acquisitions
Schedule of consideration of acquisitions

	Amount	Amortization Period
	RMB in thousands

Net assets acquired	48,764
Intangible assets
—Brand	23,000	10 years
—User base	11,000	3 years
—Copyrights	269,000	8 years
—Technology	4,000	3 years
—Non-compete clause	5,000	2 years
Deferred tax liabilities	(42,133)
Goodwill	281,369

Total	600,000

Total purchase price comprised of:

	Amount RMB in thousands
Cash consideration	600,000

Other acquisitions
Acquisitions
Schedule of consideration of acquisitions

	For the Year Ended December 31,
	2020	2021	Amortization Period

	Amount
	RMB in thousands
Net assets acquired	18,495	28,320
Intangible assets
—Brand	—	66,000	5 years
—User base	700	1,500	5 years
—Copyrights	49,000	2,100	3 to 10 years
—Technology	—	3,500	5 years
—Vendor relationship	86,000	—	10 years
—On-going projects	69,000	64,000	3 to 4.5 years
—Customer relationship	—	83,000	5 years
—Non-compete clause	—	28,000	6 years
Noncontrolling interests	(44,064)	—
Deferred tax liabilities	(49,140)	—
Goodwill	283,760	477,746

Total	413,751	754,166

Total purchase price comprised of:

	Amount
	RMB in thousands
Cash consideration	295,323	244,949
Share consideration	118,428	391,244
Fair value of previously held equity interests	—	117,973

Total	413,751	754,166